The Income Fund
of America®

Summary prospectus October 1, 2011	Class Ticker
A AMECX B IFABX C IFACX F-1 IFAFX F-2 AMEFX 529-A CIMAX 529-B CIMBX 529-C CIMCX 529-E CIMEX 529-F-1 CIMFX R-1 RIDAX R-2 RIDBX R-3 RIDCX R-4 RIDEX R-5 RIDFX R-6 RIDGX

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/prospectus. You can also get this information at no cost by calling 800/421-0180 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated October 1, 2011, are incorporated by reference into this summary prospectus .

 Investment objectives
The fund’s investment objectives are to provide you with current income while secondarily striving for capital growth.

 Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 27 of the prospectus and on page 65 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Share classes
	A and 529-A	B and 529-B	C and 529-C	529-E	F-1, F-2 and 529-F-1	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00*	5.00%	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none
Maximum annual account fee (529 share classes only)	$10	$10	$10	$10	$10	N/A

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2	529-A	529-B	529-C
Management fees	0.25	0.25	0.25	0.25	0.25	0.25	0.25	0.25
Distribution and/or service (12b-1) fees	0.24	1.00	1.00	0.25	none	0.22	1.00	1.00
Other expenses	0.09	0.09	0.14	0.14	0.15	0.20	0.21	0.21
Total annual fund operating expenses	0.58	1.34	1.39	0.64	0.40	0.67	1.46	1.46

	529-E	529-F-1	R-1	R-2	R-3	R-4	R-5	R-6
Management fees	0.25	0.25	0.25	0.25	0.25	0.25	0.25	0.25
Distribution and/or service (12b-1) fees	0.50	0.00	1.00	0.75	0.50	0.25	none	none
Other expenses	0.19	0.20	0.16	0.41	0.21	0.16	0.11	0.06
Total annual fund operating expenses	0.94	0.45	1.41	1.41	0.96	0.66	0.36	0.31

*	A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$631	$750	$880	$1,259
B	636	825	934	1,404
C	242	440	761	1,669
F-1	65	205	357	798
F-2	41	128	224	505
529-A	659	817	985	1,467
529-B	668	901	1,055	1,634
529-C	268	501	855	1,846
529-E	116	339	578	1,258
529-F-1	66	184	311	674
R-1	144	446	771	1,691
R-2	144	446	771	1,691
R-3	98	306	531	1,178
R-4	67	211	368	822
R-5	37	116	202	456
R-6	32	100	174	393
For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$136	$425	$734	$1,404
C	142	440	761	1,669
529-B	168	501	855	1,634
529-C	168	501	855	1,846

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 38% of the average value of its portfolio.

 Principal investment strategies
Normally, the fund invests primarily in income-producing securities. These include equity securities, such as dividend-paying common stocks, and debt securities, such as interest-paying bonds.

Generally, at least 60% of the fund’s assets will be invested in common stocks and other equity-type securities. However, the composition of the fund’s investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions. The fund may also invest up to 25% of its assets in equity securities of issuers domiciled outside the United States. In addition, the fund may invest up to 20% of its assets in lower quality, higher yielding nonconvertible debt securities (rated Ba1 and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” The fund may also invest up to 10% of its assets in debt securities of issuers domiciled outside the United States; however, these securities must be denominated in U.S. dollars.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

 Principal risks
This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. These risks may be heightened in connection with investments in developing countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund’s share price to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

 Investment results
The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. Barclays Capital U.S. Aggregate Index is a gauge of the U.S. investment-grade bond market and reflects a portion of the fixed-income securities in which the fund may invest. The Lipper Income Funds Index includes some of the largest funds that disclose investment objectives and/or strategies that are reasonably comparable to the fund’s income objective. Past results (before and after taxes) are not predictive of future results. Updated information on the fund’s results can be obtained by visiting americanfunds.com.

Average annual total returns For the periods ended December 31, 2010 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A − Before taxes	12/1/1973	5.50%	3.14%	5.58%	11.23%
− After taxes on distributions		4.46	1.84	4.14	N/A
− After taxes on distributions and sale of fund shares		4.17	2.26	4.18	N/A

Share class (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	6.11%	3.25%	5.56%	6.46%
C	3/15/2001	10.05	3.52	N/A	5.34
F-1	3/15/2001	11.94	4.32	N/A	6.15
F-2	8/1/2008	12.19	N/A	N/A	4.46
529-A	2/15/2002	5.49	3.07	N/A	5.63
529-B	2/19/2002	6.03	3.13	N/A	5.64
529-C	2/19/2002	10.00	3.45	N/A	5.57
529-E	2/25/2002	11.63	3.99	N/A	5.98
529-F-1	9/17/2002	12.15	4.50	N/A	7.84
R-1	6/17/2002	11.07	3.51	N/A	5.56
R-2	5/31/2002	11.07	3.47	N/A	5.18
R-3	6/4/2002	11.60	3.97	N/A	5.82
R-4	6/27/2002	11.91	4.29	N/A	6.71
R-5	5/15/2002	12.30	4.61	N/A	6.27
R-6	5/1/2009	12.28	N/A	N/A	24.26

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
S&P 500 (reflects no deductions for sales charges, account fees, expenses or taxes)	15.08%	2.29%	1.42%	10.60%
Barclays Capital U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or taxes)	6.54	5.80	5.84	N/A
Lipper Income Funds Index (reflects no deductions for sales charges, account fees or taxes)	9.97	4.43	4.47	N/A
Class A annualized 30-day yield at July 31, 2011: 3.60% (For current yield information, please call American FundsLine® at 800/325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

 Management
Investment adviser Capital Research and Management Company

Portfolio counselors The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor/ Fund title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Hilda L. Applbaum Vice Chairman of the Board	14 years	Senior Vice President – Capital World Investors
David C. Barclay President	15 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Abner D. Goldstine Senior Vice President	38 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Dina N. Perry Senior Vice President	19 years	Senior Vice President – Capital World Investors
Andrew B. Suzman Senior Vice President	12 years	Senior Vice President – Capital World Investors
Joanna F. Jonsson Vice President	8 years	Senior Vice President – Capital World Investors
John H. Smet Vice President	19 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Steven T. Watson Vice President	8 years	Senior Vice President – Capital World Investors
Grant L. Cambridge	8 years	Senior Vice President – Capital World Investors
James R. Mulally	5 years	Senior Vice President – Fixed Income, Capital Research and Management Company

 Purchase and sale of fund shares
The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50.

For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish, or add to, an account.

If you are a retail investor, you may sell (redeem) shares through your dealer or financial adviser or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at 800/421-0180; faxing American Funds Service Company at 888/421-4351; or accessing our website at americanfunds.com.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer authorized to sell these classes of the fund’s shares. Investment dealers may impose transaction charges in addition to those described in this prospectus. Please contact your plan administrator or recordkeeper in order to sell (redeem) shares from your retirement plan.

 Tax information
Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred.

 Payments to broker-dealers and other financial intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

MFGEIP-906-1011P Litho in USA CGD/RRD/8013	Investment Company File No. 811-01880
The Capital Group Companies

American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

THE FUND PROVIDES A SPANISH TRANSLATION OF THE ABOVE SUMMARY PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE SUMMARY PROSPECTUS ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	PATRICK F. QUAN
PATRICK F. QUAN
SECRETARY